FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Narrative) (Details) - USD ($) $ in Thousands	Aug. 31, 2019	Aug. 31, 2018
Currency risk [Member]
Statements [Line Items]
Percentage of reasonably possible increase in actuarial assumption	10.00%
Value at risk	$ 3,400	$ 6,800
Interest rate risk [Member]
Statements [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Value at risk	$ 3